Employee Benefit Plans - Information Pertaining to the Activity in the Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Executive Retirement Benefits [Member]
Change in plan assets:
Fair value of plan assets at beginning of year
Employer contribution		302
Benefit payments		(302)
Fair value of plan assets at end of year
Change in benefit obligation:
Benefit obligation at beginning of year	1,091	1,245	828
Service cost	85	91	87
Interest cost	35	42	43
Benefit payments		(302)
Actuarial (gain) loss	(137)	15	287
Benefit obligation at end of year	1,074	1,091	1,245
Funded status at end of year	(1,074)	(1,091)	(1,245)
Accrued benefit obligation at end of year	(1,074)	(1,091)	(1,245)
Accumulated benefit obligation at end of year	(1,000)	(1,006)	(1,153)
Long-Term Health Care Plan [Member]
Change in plan assets:
Fair value of plan assets at beginning of year
Employer contribution	48	44	44
Benefit payments	(48)	(44)	(44)
Fair value of plan assets at end of year
Change in benefit obligation:
Benefit obligation at beginning of year	801	759	737
Service cost
Interest cost	24	30	33
Benefit payments	(48)	(44)	(44)
Actuarial (gain) loss	(45)	56	33
Benefit obligation at end of year	732	801	759
Funded status at end of year	(732)	(801)	(759)
Accumulated benefit obligation at end of year	$ (732)	$ (801)	$ (759)